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                          AIM VARIABLE INSURANCE FUNDS

                       AIM V.I. CAPITAL APPRECIATION FUND

                         Supplement dated June 21, 2000
                       to the Prospectus dated May 1, 2000


The following replaces in its entirety the information appearing under the first paragraph located under the "FUND MANAGEMENT - PORTFOLIO MANAGERS" section on page 3 of the Prospectus:

     o "David P. Barnard, Senior Portfolio Manager, who has been responsible for the fund since 1993 and has been associated with the advisor and/or its affiliates since 1982.

     o Steven A. Brase, Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1998. From 1995 to 1998, Mr. Brase was Associate Portfolio Manager and Partner for Bricoleur Capital Management, Inc.

     o Brant H. DeMuth, Senior Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1996. From 1992 to 1996, Mr. DeMuth was Portfolio Manager for Colorado Public Employee's Retirement Association.

     o Robert M. Kippes, Senior Portfolio Manager, who has been responsible for the fund since 1993 and has been associated with the advisor and/or its affiliates since 1989.

     o Christopher P. Perras, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1999. From 1997 to 1999, Mr. Perras was an equity analyst at Van Wagoner Capital Management. From 1995 to 1997, he was an Associate Portfolio Manager at Van Kampen American Capital Asset Management, Inc.

     o Charles D. Scavone, Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1996. From 1994 to 1996, Mr. Scavone was an Associate Portfolio Manager for Van Kampen American Capital Asset Management, Inc.

     o Kenneth A. Zschappel, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1990."